T. ROWE PRICE Value Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.5%
COMMUNICATION SERVICES  7.0%
Entertainment  1.6%
Netflix (1) 2,160,950 207,775
Walt Disney  3,259,515 314,152
521,927
Interactive Media & Services  4.3%
Alphabet, Class A  2,344,825 674,278
Alphabet, Class C  1,933,395 554,613
Meta Platforms, Class A  236,558 135,342
1,364,233
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  1,639,764 344,400
344,400
Total Communication Services 2,230,560
CONSUMER DISCRETIONARY  6.6%
Broadline Retail  0.5%
Amazon.com (1) 767,311 159,808
159,808
Hotels, Restaurants & Leisure  2.6%
Booking Holdings  89,265 375,834
McDonald's  1,486,175 461,888
837,722
Specialty Retail  3.5%
AutoZone (1) 117,017 395,258
Home Depot  887,336 291,836
Lowe's  880,360 208,011
Tractor Supply  4,504,168 204,039
1,099,144
Total Consumer Discretionary 2,096,674
CONSUMER STAPLES  6.2%
Consumer Staples Distribution & Retail  0.8%
Dollar Tree (1) 2,182,421 238,997
238,997
Food Products  1.8%
Mondelez International, Class A  9,738,814 561,345
561,345

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  2.6%
Colgate-Palmolive  2,907,093 247,772
Procter & Gamble  3,962,034 572,276
820,048
Tobacco  1.0%
Philip Morris International  1,946,200 321,785
321,785
Total Consumer Staples 1,942,175
ENERGY  10.3%
Energy Equipment & Services  2.4%
SLB  7,730,527 397,272
TechnipFMC  5,097,356 352,380
749,652
Oil, Gas & Consumable Fuels  7.9%
Cenovus Energy  6,066,700 160,950
Chevron  2,758,643 570,763
ConocoPhillips  5,698,416 752,191
Exxon Mobil  1,853,662 314,492
Range Resources  8,986,565 406,013
Valero Energy  1,317,698 325,577
2,529,986
Total Energy 3,279,638
FINANCIALS  19.1%
Banks  6.4%
Bank of America  9,008,226 439,151
Citigroup  1,452,814 164,764
Fifth Third Bancorp  6,139,840 285,257
Huntington Bancshares  6,282,800 98,326
JPMorgan Chase  3,523,359 1,036,431
2,023,929
Capital Markets  4.7%
Charles Schwab  5,240,119 492,466
CME Group  371,518 109,728
Goldman Sachs Group  198,132 167,618
Intercontinental Exchange  3,012,033 473,732
Morgan Stanley  1,568,323 258,099
1,501,643

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  1.2%
American Express  1,215,989 367,812
367,812
Financial Services  3.8%
Apollo Global Management  314,032 34,989
Berkshire Hathaway, Class B (1) 1,917,537 918,884
Federal National Mortgage Assn. (1)(2) 3,412,762 24,777
Visa, Class A  807,944 244,193
1,222,843
Insurance  2.7%
Allstate  1,803,284 373,893
Chubb  575,082 187,436
MetLife  1,750,627 123,804
Progressive  168,511 33,406
Travelers  538,798 157,157
875,696
Mortgage Real Estate Investment Trusts  0.3%
Annaly Capital Management, REIT  4,425,577 93,601
93,601
Total Financials 6,085,524
HEALTH CARE  12.8%
Biotechnology  1.8%
Gilead Sciences  4,127,097 575,193
575,193
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  4,448,789 456,757
456,757
Health Care Providers & Services  5.6%
Cencora  1,428,973 448,897
CVS Health  2,952,600 212,056
Elevance Health  393,427 115,176
Quest Diagnostics  923,088 180,907
Tenet Healthcare (1) 2,036,536 384,315
UnitedHealth Group  1,625,079 439,730
1,781,081
Life Sciences Tools & Services  1.1%
Danaher  144,839 27,461
Revvity (2) 3,517,315 308,152
335,613

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  2.9%
AstraZeneca  1,057,888 208,637
Johnson & Johnson  2,116,305 517,309
Merck  1,622,875 195,216
921,162
Total Health Care 4,069,806
INDUSTRIALS & BUSINESS SERVICES  14.8%
Aerospace & Defense  0.5%
Northrop Grumman  220,838 150,664
150,664
Commercial Services & Supplies  1.2%
Republic Services  1,709,222 374,354
374,354
Electrical Equipment  1.7%
AMETEK  2,489,871 533,729
533,729
Ground Transportation  2.1%
CSX  7,848,159 322,167
Norfolk Southern  593,194 170,247
Old Dominion Freight Line  983,992 192,272
684,686
Machinery  8.3%
Caterpillar  584,466 414,071
Deere  1,474,822 830,767
Ingersoll Rand  1,869,300 149,768
Otis Worldwide  2,051,190 158,106
Parker-Hannifin  301,237 269,680
Pentair  2,226,326 193,935
Westinghouse Air Brake Technologies  2,522,468 630,390
2,646,717
Professional Services  0.5%
Equifax  864,426 155,657
155,657
Trading Companies & Distributors  0.5%
W.W. Grainger  135,550 147,859
147,859
Total Industrials & Business Services 4,693,666

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  10.6%
Communications Equipment  1.8%
Arista Networks (1) 1,579,742 193,961
Cisco Systems  4,996,901 387,709
581,670
Electronic Equipment, Instruments & Components  3.2%
Keysight Technologies (1) 3,570,708 1,008,261
1,008,261
IT Services  0.6%
International Business Machines  828,139 200,733
200,733
Semiconductors & Semiconductor Equipment  4.6%
Advanced Micro Devices (1) 1,606,248 326,759
Analog Devices  955,625 304,023
Intel (1) 3,667,409 161,843
KLA  133,067 195,929
Lam Research  901,340 192,580
Texas Instruments  1,529,426 296,923
1,478,057
Software  0.4%
InterDigital (2) 274,184 82,804
Salesforce  314,460 58,700
141,504
Total Information Technology 3,410,225
MATERIALS  4.2%
Chemicals  1.7%
Corteva  799,200 66,901
Linde  952,585 472,254
539,155
Construction Materials  0.5%
Martin Marietta Materials  265,040 156,024
156,024
Containers & Packaging  2.0%
Ball  3,907,066 230,947
International Paper  7,506,006 267,964
Packaging Corp. of America  721,666 153,152
652,063
Total Materials 1,347,242

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  3.4%
Health Care Real Estate Investment Trusts  1.1%
Welltower, REIT  1,700,713 336,248
336,248
Residential Real Estate Investment Trusts  1.0%
Equity LifeStyle Properties, REIT  2,700,171 168,545
Essex Property Trust, REIT  665,799 161,123
329,668
Specialized Real Estate Investment Trusts  1.3%
Public Storage, REIT  1,076,790 291,681
VICI Properties, REIT  4,565,750 124,736
416,417
Total Real Estate 1,082,333
UTILITIES  3.5%
Electric Utilities  2.4%
Constellation Energy  733,760 204,902
Southern  5,515,954 532,400
Xcel Energy  427,865 33,990
771,292
Gas Utilities  0.1%
Atmos Energy  96,397 17,806
17,806
Multi-Utilities  1.0%
Ameren  2,890,580 317,733
317,733
Total Utilities 1,106,831
Total Common Stocks (Cost $25,398,763) 31,344,674
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 490,479,701 490,480
Total Short-Term Investments (Cost $490,480) 490,480

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4) 42,645,495 42,645
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 42,645
Total Securities Lending Collateral (Cost $42,645) 42,645
Total Investments in Securities  100.1%
(Cost $25,931,888) $ 31,877,799
Other Assets Less Liabilities (0.1)% (30,367)
Net Assets 100.0% $ 31,847,432
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 1,859
T. Rowe Price Treasury Reserve Fund, 3.68% — — — ++
Totals $ — # $ — $ 1,859 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 124,430 ¤ ¤ $ 490,480
T. Rowe Price Treasury
Reserve Fund, 3.68% 91,289 ¤ ¤ 42,645
Total $ 533,125 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,859 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $533,125.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Value Fund, Inc. (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Value Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F107-054Q1 03/26